Shareholders' Equity (Details) - USD ($)											1 Months Ended	12 Months Ended
		Oct. 21, 2024	Oct. 15, 2024	Sep. 23, 2024	Aug. 30, 2024	Aug. 14, 2024	Apr. 24, 2024	Mar. 10, 2024	Dec. 27, 2023	Dec. 30, 2022	Jan. 31, 2023	Oct. 31, 2024		Oct. 31, 2023	Oct. 31, 2022	Dec. 16, 2022	Oct. 31, 2021
Shareholders' Equity [Line Items]
Ordinary shares, authorized												500,000,000	[1]	500,000,000
Ordinary shares, par value (in Dollars per share)												$ 0.0001	[1]	$ 0.0001
Ordinary shares, issued												117,885,481	[1]	52,774,579
Ordinary shares outstanding												117,885,481	[1]	52,774,579
Shares issued for consulting services (in Dollars)												$ 6,986,461
Consulting expenses (in Dollars)												1,200,562
Unrecognized expense (in Dollars)												$ 5,785,899
Shares issued												24,045,181
Warrant term												5 years
Weighted average exercise price per share (in Dollars per share)												$ 0.166
Topsheen Shipping [Member]
Shareholders' Equity [Line Items]
Owned subsidiary										61.00%
Pacifico’s Promissory Note [Member]
Shareholders' Equity [Line Items]
Promissory notes (in Dollars)																$ 500,000
Pacifico [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued																55,000
Non-controlling Shareholder [Member]
Shareholders' Equity [Line Items]
Dividends received (in Dollars)														$ 902,000
2022 Incentive Plan [Member]
Shareholders' Equity [Line Items]
Aggregate shares												3,349,520
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued																50,000,000
Ordinary shares outstanding	[2]											117,885,481		52,774,579	50,000,000		50,000,000
Issuance of shares for services	[2]											11,795,902
Shares issued for consulting services (in Dollars)	[2]											$ 1,180
Caravelle Group [Member]
Shareholders' Equity [Line Items]
Dividends received (in Dollars)															$ 16,952,502
Dividends received (in Dollars)															8,289,902
Caravelle Group [Member] | Non-controlling Shareholder [Member]
Shareholders' Equity [Line Items]
Dividends received (in Dollars)															$ 8,662,600
Topsheen Samoa [Member]
Shareholders' Equity [Line Items]
Dividends received (in Dollars)										$ 2,000,000	$ 1,220,000
Dividends received (in Dollars)										1,220,000
Topsheen Samoa [Member] | Non-controlling Shareholder [Member]
Shareholders' Equity [Line Items]
Dividends received (in Dollars)										$ 780,000	$ 122,000
Third Party [Member]
Shareholders' Equity [Line Items]
Consulting agreement period		3 years	1 year				1 year	2 years
Issuance of shares for services		4,000,000	1,500,000		295,902		1,500,000	1,500,000
Shares issued for consulting services (in Dollars)		$ 2,132,000	$ 799,500		$ 118,361		$ 1,537,500	$ 800,100
Third Party [Member] | PRC [Member]
Shareholders' Equity [Line Items]
Consulting agreement period			1 year
Issuance of shares for services			400,000
Shares issued for consulting services (in Dollars)			$ 213,200
Cash fee (in Dollars)			$ 30,000
Third Party [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Issuance of shares for services					295,902		1,500,000	1,500,000
Third Party [Member] | Common Stock [Member] | PRC [Member]
Shareholders' Equity [Line Items]
Issuance of shares for services			400,000
Third Party [Member] | Service [Member]
Shareholders' Equity [Line Items]
Consulting agreement period			3 years
Issuance of shares for services			2,600,000
Shares issued for consulting services (in Dollars)			$ 1,385,800
2023 Note Issuance [Member]
Shareholders' Equity [Line Items]
Conversion of shares (in Dollars)									$ 8,468
2023 Note Issuance [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued for convertible notes settlement									15,000
2024 Notes Issuance [Member]
Shareholders' Equity [Line Items]
Conversion of shares (in Dollars)						$ 140,985
2024 Notes Issuance [Member] | Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued for convertible notes settlement						300,000
September 2024 Note Issuance [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued for convertible notes settlement				35,480,000
Conversion of shares (in Dollars)				$ 10,719,806
October 2024 Notes Issuance [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued for convertible notes settlement		17,520,000
Conversion of shares (in Dollars)		$ 16,512,550
SPAC [Member]
Shareholders' Equity [Line Items]
Ordinary shares, issued												52,774,579				2,719,579
Ordinary shares outstanding												52,774,579

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.
[2]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.